Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises and Equipment Details [Abstract]
Land and land improvements	$ 948	$ 948
Buildings and leasehold improvements	24,750	24,172
Furniture, fixtures and equipment	20,878	19,520
Less accumulated depreciation and amortization	31,457	28,539
Premises and equipment - net total	15,119	16,101
Land and land improvements	948	948
Buildings and leasehold improvements	24,750	24,172
Furniture, fixtures and equipment	20,878	19,520
Less accumulated depreciation and amortization	31,457	28,539
Premises and equipment - net total	$ 15,119	$ 16,101